Commitments and Contingencies - Additional Information (Detail) - Montes Archimedes Acquisition Corp.		3 Months Ended	6 Months Ended
	Nov. 12, 2020 USD ($)	Mar. 31, 2021 USD ($) Item $ / shares	Dec. 31, 2020 USD ($) Item $ / shares
Maximum number of demands for registration of securities | Item		3	3
Cash underwriting discount per unit | $ / shares		$ 0.20	$ 0.20
Cash underwriting discount		$ 8,000,000	$ 8,000,000
Deferred underwriting commissions per unit | $ / shares		$ 0.35	$ 0.35
Deferred underwriting commissions	$ 375,000	$ 14,000,000	$ 14,000,000
Reimbursement of offering costs receivable from the underwriter (as a percent)	0.13%	0.13%	0.13%
Reimbursement of offering costs receivable from the underwriter	$ 14,000	$ 520,000	$ 520,000
Underwriter fees payable	$ 214,000
Due from underwriters		$ 0	4,877
Over-allotment option
Due from underwriters			$ 5,000